Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Loss	Total
Beginning balance, value at Dec. 31, 2016	$ 4,011	$ 5	$ 46,697,029	$ (36,642,761)	$ (2,758)	$ 10,055,526
Beginning balance, shares at Dec. 31, 2016	4,010,649	4,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock in Warrant Exchange, net	$ 1,172		3,400,752			3,401,924
Issuance of Common Stock in Warrant Exchange, net (in shares)	1,171,689
Issuance of Common Stock in Registered Direct Offering, net	$ 1,648		5,697,886			5,699,534
Issuance of Common Stock in Registered Direct Offering, net (in shares)	1,647,691
Conversion of Preferred Stock, value	$ 455	$ (1)	(454)
Conversion of Preferred Stock, shares	455,000	(1,365)
Issuance of Common Stock for Services	$ 24		129,976			130,000
Issuance of Common Stock for Services, shares	24,534
Issuance of Common Shares for Debt Extinguishment	$ 301		(301)
Issuance of Common Shares for Debt Extinguishment, shares	301,231
Share Based Compensation			663,958			663,958
Net Loss				(4,908,736)		(4,908,736)
Comprehensive Loss					(2,360)	(2,360)
Ending balance, value at Dec. 31, 2017	$ 7,611	$ 4	56,588,846	(41,551,497)	(5,118)	15,039,846
Ending balance, shares at Dec. 31, 2017	7,610,794	3,530
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of adoption ASC 606				206,245		206,245
Issuance of Common Stock in Registered Direct Offering, net	$ 592		1,595,749			1,596,341
Issuance of Common Stock in Registered Direct Offering, net (in shares)	592,000
Conversion of Preferred Stock, value	$ 470	$ (2)	(469)
Conversion of Preferred Stock, shares	470,001	(1,410)
Issuance of Common Stock for Services	$ 785		1,984,822			1,985,607
Issuance of Common Stock for Services, shares	785,064
Share Based Compensation			(16,588)			(16,588)
Value of beneficial conversion feature			353,333	(353,333)
Value of Beneficial Conversion Feature resulting from debt extinguishment			1,561,111			1,561,111
Value of Beneficial Conversion Feature on Secured Convertible Notes			1,561,111			1,561,111
Discount on Senior Secured Notes			1,471,111			1,471,111
Net Loss				(9,003,901)		(9,003,901)
Comprehensive Loss						0
Ending balance, value at Dec. 31, 2018	$ 9,458	$ 2	63,537,915	(50,702,486)	(5,118)	12,839,771
Ending balance, shares at Dec. 31, 2018	9,457,859	2,120
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of adoption ASC 606				(4,306)		(4,306)
Warrants Issued As Part Of Debt Extinguishment			1,287,962			1,287,962
Issuance of Common Stock for Services	$ 29		71,939			71,968
Issuance of Common Stock for Services, shares	28,965
Share Based Compensation			35,749			35,749
Value of beneficial conversion feature			322,240	(322,240)
Value of Beneficial Conversion Feature resulting from debt extinguishment			(213,700)			(213,700)
Proceeds from Securities Purchase Agreement, Net, shares	945,894
Proceeds from Securities Purchase Agreement, Net, value	$ 946		1,756,606			1,757,552
Value of Beneficial Conversion Feature on Secured Convertible Notes			(213,700)			(213,700)
Net Loss				(5,007,482)		(5,007,482)
Ending balance, value at Mar. 31, 2019	$ 10,433	$ 2	66,798,711	(56,036,514)	(5,118)	(10,767,514)
Ending balance, shares at Mar. 31, 2019	10,432,718	2,120
Beginning balance, value at Dec. 31, 2018	$ 9,458	$ 2	63,537,915	(50,702,486)	(5,118)	12,839,771
Beginning balance, shares at Dec. 31, 2018	9,457,859	2,120
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss						(9,277,867)
Ending balance, value at Sep. 30, 2019	$ 11,934	$ 2	70,903,988	(62,175,450)	(5,118)	8,735,356
Ending balance, shares at Sep. 30, 2019	11,933,365	2,120
Beginning balance, value at Mar. 31, 2019	$ 10,433	$ 2	66,798,711	(56,036,514)	(5,118)	(10,767,514)
Beginning balance, shares at Mar. 31, 2019	10,432,718	2,120
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock for Services	$ 43		80,800			80,843
Issuance of Common Stock for Services, shares	43,022
Share Based Compensation			57,407			57,407
Net Loss				(1,715,152)		(1,715,152)
Ending balance, value at Jun. 30, 2019	$ 10,476	$ 2	66,936,918	(57,751,666)	(5,118)	9,090,612
Ending balance, shares at Jun. 30, 2019	10,475,740	2,120
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants Issued As Part Of Debt Extinguishment			957,867			957,867
Issuance of Common Stock for Services	$ 512		423,776			424,288
Issuance of Common Stock for Services, shares	511,731
Share Based Compensation			49,263			49,263
Value of beneficial conversion feature			1,686,667	(1,686,667)
Proceeds from warrant exchange, shares	945,894
Proceeds from warrant exchange, value	$ 946		667,613			668,559
Value of warrant inducement			181,884	(184,884)
Net Loss				(2,555,233)		(2,555,233)
Ending balance, value at Sep. 30, 2019	$ 11,934	$ 2	$ 70,903,988	$ (62,175,450)	$ (5,118)	$ 8,735,356
Ending balance, shares at Sep. 30, 2019	11,933,365	2,120